Statements of Changes in Shareholders' Deficit - USD ($)		Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total	Ordinary shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Merger reserve [member]
Balance at Nov. 30, 2021			$ 288	$ 24,712	$ (4,860)	$ (25,000)	$ (4,860)
Balance, shares at Nov. 30, 2021			2,875,000
Re-measurement for common stock to redemption amount					(1,325,563)		(1,326,563)
Net Income					906,058		906,058
Cash collected on subscription receivable						25,000	25,000
Sale of Units in Initial Public Offering		$ 1,150		114,998,850			115,000,000
Sale of Units in Initial Public Offering, shares		11,500,000
Class A Ordinary Shares subject to possible redemption		$ (1,150)		(116,723,850)			(116,725,000)
Class A Ordinary Shares subject to possible redemption, shares		(11,500,000)
Sale of Private Placement Units		$ 53		5,324,947			5,325,000
Sale of Private Placement Units, shares		532,500
Offering and Underwriting costs				(2,807,887)			(2,807,887)
Deferred underwriting commission				(4,025,000)			(4,025,000)
Re-classification				3,208,228	(3,208,228)
Balance at Nov. 30, 2022		$ 53	$ 288		(3,633,593)		(3,633,252)
Balance, shares at Nov. 30, 2022		532,500	2,875,000
Balance at Dec. 31, 2021							1,257,632	$ 10,000			$ 1,247,632
Balance, shares at Dec. 31, 2021								10,000
Profit for the year from continuing operations							575,042		575,042
Other comprehensive loss for the year							(5,314)			(5,314)
Balance at Dec. 31, 2022							$ 1,827,360	$ 10,000	575,042	(5,314)	1,247,632
Balance, shares at Dec. 31, 2022							10,000	10,000
Re-measurement for common stock to redemption amount					(1,193,423)		$ (1,193,423)
Additional amount deposited into trust					(1,150,000)		(1,150,000)
Net Income					1,027,128		1,027,128
Balance at Feb. 28, 2023		$ 53	$ 288		(4,949,888)		(4,949,547)
Balance, shares at Feb. 28, 2023		532,500	2,875,000
Balance at Nov. 30, 2022		$ 53	$ 288		(3,633,593)		(3,633,252)
Balance, shares at Nov. 30, 2022		532,500	2,875,000
Net Income							1,988,997
Balance at May. 31, 2023		$ 53	$ 288		(6,530,953)		(6,530,612)
Balance, shares at May. 31, 2023		532,500	2,875,000
Balance at Nov. 30, 2022		$ 53	$ 288		(3,633,593)		(3,633,252)
Balance, shares at Nov. 30, 2022		532,500	2,875,000
Re-measurement for common stock to redemption amount					(5,016,986)		(5,016,986)
Additional amount deposited into trust					(2,940,000)		(2,940,000)
Net Income					3,673,548		3,673,548
Balance at Nov. 30, 2023		$ 53	$ 288		(7,917,031)		(7,916,690)
Balance, shares at Nov. 30, 2023		532,500	2,875,000
Profit for the year from continuing operations							886,588		886,588
Other comprehensive loss for the year							(76,234)			(76,234)
Effect on merger							828,020				828,020
Dividends paid	[1]						(1,028,446)		(1,028,446)
Balance at Dec. 31, 2023							$ 2,437,288	$ 10,000	$ 433,184	$ (81,548)	$ 2,075,652
Balance, shares at Dec. 31, 2023							10,000	10,000
Balance at Feb. 28, 2023		$ 53	$ 288		(4,949,888)		$ (4,949,547)
Balance, shares at Feb. 28, 2023		532,500	2,875,000
Re-measurement for common stock to redemption amount					(1,392,934)		(1,392,934)
Additional amount deposited into trust					(1,150,000)		(1,150,000)
Net Income					961,869		961,869
Balance at May. 31, 2023		$ 53	$ 288		(6,530,953)		(6,530,612)
Balance, shares at May. 31, 2023		532,500	2,875,000
Balance at Nov. 30, 2023		$ 53	$ 288		(7,917,031)		(7,916,690)
Balance, shares at Nov. 30, 2023		532,500	2,875,000
Re-measurement for common stock to redemption amount					(1,080,085)		(1,080,085)
Additional amount deposited into trust					(480,000)		(480,000)
Net Income					833,693		833,693
Balance at Feb. 29, 2024		$ 53	$ 288		(8,643,423)		(8,643,082)
Balance, shares at Feb. 29, 2024		532,500	2,875,000
Balance at Nov. 30, 2023		$ 53	$ 288		(7,917,031)		(7,916,690)
Balance, shares at Nov. 30, 2023		532,500	2,875,000
Net Income							1,667,915
Balance at May. 31, 2024		$ 53	$ 288		(9,242,781)		(9,242,440)
Balance, shares at May. 31, 2024		532,500	2,875,000
Balance at Feb. 29, 2024		$ 53	$ 288		(8,643,423)		(8,643,082)
Balance, shares at Feb. 29, 2024		532,500	2,875,000
Re-measurement for common stock to redemption amount					(1,033,580)		(1,033,580)
Additional amount deposited into trust					(400,000)		(400,000)
Net Income					834,222		834,222
Balance at May. 31, 2024		$ 53	$ 288		$ (9,242,781)		$ (9,242,440)
Balance, shares at May. 31, 2024		532,500	2,875,000

[1]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization described in Note 1.